7. Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
DisclosureOfExpensesLineItems [Line Items]
Director and employee benefits expense	$ 0	$ 0	$ 467,220
Other expenses	77,240	121,090	298,617
Wages and Salaries
DisclosureOfExpensesLineItems [Line Items]
Director and employee benefits expense	0	0	450,318
Contribution to Defined Contribution Plans
DisclosureOfExpensesLineItems [Line Items]
Director and employee benefits expense	0	0	16,902
Audit Fees
DisclosureOfExpensesLineItems [Line Items]
Other expenses	27,359	26,816	46,748
Computer Maintenance and Consumables
DisclosureOfExpensesLineItems [Line Items]
Other expenses	362	0	592
Communication Expenses
DisclosureOfExpensesLineItems [Line Items]
Other expenses	5,984	7,976	14,725
Insurance Costs
DisclosureOfExpensesLineItems [Line Items]
Other expenses	25,732	58,192	78,004
Legal Fees
DisclosureOfExpensesLineItems [Line Items]
Other expenses	4,083	14,787	52,508
Due Diligence Costs
DisclosureOfExpensesLineItems [Line Items]
Other expenses	0	0	73,145
Other Administrative Costs
DisclosureOfExpensesLineItems [Line Items]
Other expenses	$ 13,720	$ 13,319	$ 32,895